Cash and cash equivalents Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Short-term Investments	$ 15.0	$ 10.1
Maturity of Time Deposits	3 months